Intangibles - Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill (Detail) R$ in Thousands	6 Months Ended
Jun. 30, 2020 BRL (R$)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	R$ 5,076,501
Acquisition of subsidiary	16,683,271
Additions	(369,677)
Write-offs	(1,449)
Reversal (provision) of impairment	1,065
Transfers	7,810
Exchange variation	7,033,728
Intangible assets and goodwill, Ending	28,431,249
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	5,883,023
Acquisition of subsidiary	16,683,271
Additions	114,873
Write-offs	(1,492)
Reversal (provision) of impairment	1,065
Transfers	16,078
Exchange variation	7,147,619
Intangible assets and goodwill, Ending	29,844,437
Cost [Member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	1,313,090
Acquisition of subsidiary	291,239
Additions	65,382
Write-offs	(1,492)
Reversal (provision) of impairment
Transfers	112,649
Exchange variation	153,649
Intangible assets and goodwill, Ending	R$ 1,934,517
Cost [Member] | Software [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	2 years 6 months
Cost [Member] | Software [member] | Top of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	10 years
Cost [Member] | Trademarks and patents Finite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	R$ 116,805
Acquisition of subsidiary	517,592
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Exchange variation	220,524
Intangible assets and goodwill, Ending	R$ 854,921
Cost [Member] | Trademarks and patents Finite [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	24 years
Cost [Member] | Trademarks and patents Finite [Member] | Top of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	25 years
Cost [Member] | Trademarks and patents Indefinite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life
Intangible assets and goodwill, Beginning	R$ 2,171,585
Acquisition of subsidiary	1,893,224
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Exchange variation	1,255,816
Intangible assets and goodwill, Ending	R$ 5,320,625
Cost [Member] | Goodwill Avon [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life
Intangible assets and goodwill, Beginning
Acquisition of subsidiary	10,973,474
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Exchange variation	3,855,691
Intangible assets and goodwill, Ending	R$ 14,829,165
Cost [Member] | Goodwill Emeis Brazil Pty Ltd [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life
Intangible assets and goodwill, Beginning	R$ 100,237
Acquisition of subsidiary
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Exchange variation	33,364
Intangible assets and goodwill, Ending	R$ 133,601
Cost [Member] | Goodwill The Body Shop International Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life
Intangible assets and goodwill, Beginning	R$ 1,434,369
Acquisition of subsidiary
Additions	8,039
Write-offs
Reversal (provision) of impairment
Transfers
Exchange variation	388,384
Intangible assets and goodwill, Ending	R$ 1,830,792
Cost [Member] | Goodwill acquisition of The Body Shop stores [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life
Intangible assets and goodwill, Beginning	R$ 1,456
Acquisition of subsidiary
Additions
Intangible assets and goodwill, Ending	R$ 1,456
Cost [Member] | Relationship with retail clients [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	10 years
Intangible assets and goodwill, Beginning	R$ 1,987
Acquisition of subsidiary
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Exchange variation	656
Intangible assets and goodwill, Ending	2,643
Cost [Member] | Key Money Indefinite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	17,801
Acquisition of subsidiary
Additions
Write-offs
Reversal (provision) of impairment
Transfers	6,996
Exchange variation	2,697
Intangible assets and goodwill, Ending	27,494
Cost [Member] | Key Money Finite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	12,447
Acquisition of subsidiary
Additions
Write-offs
Reversal (provision) of impairment	1,065
Transfers	(3,414)
Exchange variation	(1,043)
Intangible assets and goodwill, Ending	R$ 9,055
Cost [Member] | Key Money Finite [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	3 years
Cost [Member] | Key Money Finite [Member] | Top of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	18 years
Cost [Member] | Relationship with franchisees and sub franchisees [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	15 years
Intangible assets and goodwill, Beginning	R$ 602,958
Acquisition of subsidiary	1,876,169
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Exchange variation	822,215
Intangible assets and goodwill, Ending	R$ 3,301,342
Cost [Member] | Developed technology (by acquired subsidiary)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life
Intangible assets and goodwill, Beginning
Acquisition of subsidiary	1,131,573
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Exchange variation	397,595
Intangible assets and goodwill, Ending	1,529,168
Cost [Member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	110,288
Acquisition of subsidiary
Additions	41,452
Write-offs
Reversal (provision) of impairment
Transfers	(100,153)
Exchange variation	18,071
Intangible assets and goodwill, Ending	R$ 69,658
Cost [Member] | Other intangible assets [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	2 years
Cost [Member] | Other intangible assets [member] | Top of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	10 years
Amortization value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	R$ (806,522)
Acquisition of subsidiary
Additions	(484,550)
Write-offs	43
Reversal (provision) of impairment
Transfers	(8,268)
Exchange variation	(113,891)
Intangible assets and goodwill, Ending	(1,413,188)
Amortization value [Member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	(649,347)
Acquisition of subsidiary
Additions	(179,508)
Write-offs	43
Reversal (provision) of impairment
Transfers	(3,634)
Exchange variation	(39,399)
Intangible assets and goodwill, Ending	(871,845)
Amortization value [Member] | Trademarks and patents Finite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	(44,108)
Acquisition of subsidiary
Additions	(18,303)
Write-offs
Reversal (provision) of impairment
Transfers
Exchange variation	(12,810)
Intangible assets and goodwill, Ending	(75,221)
Amortization value [Member] | Relationship with retail clients [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	(1,939)
Acquisition of subsidiary
Additions	(114)
Write-offs
Reversal (provision) of impairment
Transfers
Exchange variation	(531)
Intangible assets and goodwill, Ending	(2,584)
Amortization value [Member] | Key Money Finite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	(2,197)
Acquisition of subsidiary
Additions	(242)
Write-offs
Reversal (provision) of impairment
Transfers	(4,634)
Exchange variation	1,213
Intangible assets and goodwill, Ending	(5,860)
Amortization value [Member] | Relationship with franchisees and sub franchisees [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	(95,772)
Acquisition of subsidiary
Additions	(147,980)
Write-offs
Reversal (provision) of impairment
Transfers
Exchange variation	(41,555)
Intangible assets and goodwill, Ending	(285,307)
Amortization value [Member] | Developed technology (by acquired subsidiary)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning
Acquisition of subsidiary
Additions	(137,361)
Write-offs
Reversal (provision) of impairment
Transfers
Exchange variation	(15,419)
Intangible assets and goodwill, Ending	(152,780)
Amortization value [Member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	(13,159)
Acquisition of subsidiary
Additions	(1,042)
Write-offs
Reversal (provision) of impairment
Transfers
Exchange variation	(5,390)
Intangible assets and goodwill, Ending	R$ (19,591)